Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	98,636,970	85,141,956	23,604,207
Common stock, shares outstanding	98,636,970	85,141,956	23,604,207
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued			4,000
Preferred stock, shares outstanding			4,000
Preferred stock redemption price per share (in Dollars per share)		$ 100	$ 100
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000	2,000	2,000
Preferred stock, shares issued			115
Preferred stock, shares outstanding			115
Preferred stock redemption price per share (in Dollars per share)	$ 1,000	$ 1,000	$ 1,000
Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,280	4,280
Preferred stock, shares issued	227
Preferred stock, shares outstanding	227
Preferred stock redemption price per share (in Dollars per share)	$ 1,000	$ 1,000